Associated entities and consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Associated entities and consolidated subsidiaries
Schedule of associated entities

		Place of	Percentage of
		incorporation and	direct
	Principal activity	operation	shareholding

Santander Merchant Platform Solutions México, S.A. de C.V.	Merchant Business	Mexico City	49%

Summary of financial information of associated entity

2020

Current assets	502
Non-current assets	491
Current liabilities	(290)
Non-current liabilities	(25)
Net assets	678

2020

Revenue	1,834
Expenses	(1,464)
Operating profit before tax	370
Income tax	(7)
Profit for the year	363
Other comprehensive income	—
Total comprehensive income	363

Reconciliation of carrying amount of associated entities

2020

Reconciliation to carrying amount:
Net assets on investment date	315
Profit for the period	363
Closing net assets	678
Bank’s share in associated entity (percentage)	49%
Bank’s share in associated entity	332
Goodwill	669
Carrying amount as of December 31, 2020	1,001

Schedule of composition of the Bank

The subsidiaries of Banco Santander México, all of which have been included in the consolidated financial statements as of December 31, 2020, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Credit card loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V.	Technology services	99.99%	100%
Fideicomiso Irrevocable F/00361	Settlement trust	99.99%	100%
Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Financial services	99.99%	100%